VARIABLE INTEREST ENTITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Rubicon LLC, Pacific Iron Products and Arabian Amines
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

	December 31,
	2011	2010
Current assets	$86	$90
Property, plant and equipment, net	262	275
Other noncurrent assets	61	56
Deferred income taxes	45	40
Intangible assets	6	7

Total assets	$460	$468

Current liabilities	$115	$111
Long-term debt	182	188
Deferred income taxes	1	-
Other noncurrent liabilities	108	109

Total liabilities	$406	$408

Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

April 1, 2011
Current assets	$61
Property, plant and equipment, net	155
Intangible assets	16
Goodwill	17

Total assets	$249

Current liabilities	$23
Long-term debt	93
Deferred income taxes	8
Other noncurrent liabilities	7

Total liabilities	$131

	December 31, 2011	April 1, 2011
Current assets	$54	$61
Property, plant and equipment, net	141	155
Intangible assets	17	16
Goodwill	15	17

Total assets	$227	$249

Current liabilities	$30	$23
Long-term debt	87	93
Deferred income taxes	8	8
Other noncurrent liabilities	2	7

Total liabilities	$127	$131